STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2023 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 95.5%
Automobiles & Components - .7%
General Motors Co.	67,760	2,141,216
Banks - 7.1%
JPMorgan Chase & Co.	82,654	12,900,636
U.S. Bancorp	238,712	9,099,701
		22,000,337
Capital Goods - 4.7%
Eaton Corp. PLC	13,222	3,010,517
L3Harris Technologies, Inc.	17,077	3,258,462
Northrop Grumman Corp.	17,621	8,372,794
		14,641,773
Consumer Services - 3.9%
International Game Technology PLC	299,949	8,017,637
Wynn Resorts Ltd.	49,424	4,172,374
		12,190,011
Energy - 9.7%
ConocoPhillips	30,945	3,576,314
Diamondback Energy, Inc.	22,072	3,408,138
EQT Corp.	106,009	4,236,120
Exxon Mobil Corp.	39,185	4,025,867
Marathon Petroleum Corp.	15,013	2,239,789
Occidental Petroleum Corp.	84,874	5,020,297
Pioneer Natural Resources Co.	7,303	1,691,667
Shell PLC, ADR	94,057	6,188,951
		30,387,143
Financial Services - 9.1%
Ameriprise Financial, Inc.	6,647	2,349,781
Ares Management Corp., Cl. A	24,614	2,762,922
CME Group, Inc.	42,455	9,270,474
Morgan Stanley	36,035	2,859,017
The Goldman Sachs Group, Inc.	16,099	5,498,452
Voya Financial, Inc.	77,349	5,531,227
		28,271,873
Food, Beverage & Tobacco - 3.0%
Bunge Global SA	28,522	3,133,712
Mondelez International, Inc., Cl. A	41,148	2,923,977
The Coca-Cola Company	54,108	3,162,072
		9,219,761
Health Care Equipment & Services - 9.4%
Becton, Dickinson and Co.	39,364	9,296,990

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.5% (continued)
Health Care Equipment & Services - 9.4% (continued)
Medtronic PLC	153,118		12,137,664
UnitedHealth Group, Inc.	14,106		7,800,195
			29,234,849
Household & Personal Products - 2.4%
Kenvue, Inc.	372,039		7,604,477
Insurance - 12.3%
American International Group, Inc.	102,506		6,745,920
Assurant, Inc.	56,155		9,435,163
Everest Group Ltd.	13,300		5,460,315
RenaissanceRe Holdings Ltd.	14,148		3,032,765
The Allstate Corp.	41,981		5,787,920
The Progressive Corp.	19,077		3,129,200
Willis Towers Watson PLC	18,999		4,679,454
			38,270,737
Materials - 6.3%
CF Industries Holdings, Inc.	40,414		3,037,112
CRH PLC	138,350		8,681,462
Freeport-McMoRan, Inc.	127,835		4,770,802
Newmont Corp.	76,624		3,079,519
			19,568,895
Media & Entertainment - 4.4%
Comcast Corp., Cl. A	72,206		3,024,709
Omnicom Group, Inc.	67,122		5,412,047
The Interpublic Group of Companies, Inc.	168,441		5,177,876
			13,614,632
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
AbbVie, Inc.	79,873		11,373,116
Danaher Corp.	28,457		6,354,733
Sanofi, ADR	130,825	[a]	6,116,069
			23,843,918
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	26,846		4,020,994
Intel Corp.	150,594		6,731,552
			10,752,546
Software & Services - 1.3%
International Business Machines Corp.	26,159		4,147,771
Technology Hardware & Equipment - 2.3%
Cisco Systems, Inc.	151,322		7,320,958
Telecommunication Services - 2.4%
AT&T, Inc.	447,177		7,409,723
Transportation - 1.6%
FedEx Corp.	18,892		4,889,816
Utilities - 3.9%
Constellation Energy Corp.	44,376		5,371,271

Description		Shares		Value ($)
Common Stocks - 95.5% (continued)
Utilities - 3.9% (continued)
Dominion Energy, Inc.		94,176		4,269,940
Exelon Corp.		66,609		2,565,113
				12,206,324
Total Common Stocks (cost $259,723,159)				297,716,760
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,105,650)	5.41	3,105,650	[b]	3,105,650
Total Investments (cost $262,828,809)		96.5%		300,822,410
Cash and Receivables (Net)		3.5%		10,965,657
Net Assets		100.0%		311,788,067

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

November 30, 2023 (Unaudited)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	297,716,760	-	-	297,716,760
Investment Companies	3,105,650	-	-	3,105,650

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2023, accumulated net unrealized appreciation on investments was $37,993,601, consisting of $42,048,135 gross unrealized appreciation and $4,054,534 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.